Artisan Select Equity Fund Annual Fund Operating Expenses - Artisan Select Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	31 January 2027
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.51%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.27%
Fee Waiver or Reimbursement	(1.01%)	[2]
Net Expenses (as a percentage of Assets)	1.26%
Advisor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.96%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	2.72%
Fee Waiver or Reimbursement	(1.56%)	[2]
Net Expenses (as a percentage of Assets)	1.16%
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.09%

[1]	“Acquired Fund Fees and Expenses” shown are for the fiscal year ended 30 September 2025 and are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to Artisan Partners) not to exceed 1.25% of the average daily net assets of Investor Shares, 1.15% of the average daily net assets of Advisor Shares and 1.10% of the average daily net assets of Institutional Shares. This contract continues through 31 January 2027.